Dreyfus Technology Growth Fund (Prospectus Summary) | Dreyfus Technology Growth Fund
Fund Summary
Investment Objective
The fund seeks capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder

Guide section on page 8 of the Prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dreyfus Technology Growth Fund	Dreyfus Technology Growth Fund - Class A	Dreyfus Technology Growth Fund - Class B	Dreyfus Technology Growth Fund - Class C	Dreyfus Technology Growth Fund - Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	4.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dreyfus Technology Growth Fund	Dreyfus Technology Growth Fund - Class A	Dreyfus Technology Growth Fund - Class B	Dreyfus Technology Growth Fund - Class C	Dreyfus Technology Growth Fund - Class I
Management fees	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) fees	none	0.75%	0.75%	none
Other expenses (including shareholder services fees)	0.61%	0.85%	0.71%	0.26%
Total annual fund operating expenses	1.36%	2.35%	2.21%	1.01%

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Dreyfus Technology Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Dreyfus Technology Growth Fund - Class A	706	981	1,277	2,116
Dreyfus Technology Growth Fund - Class B	638	1,033	1,455	2,211
Dreyfus Technology Growth Fund - Class C	324	691	1,185	2,544
Dreyfus Technology Growth Fund - Class I	103	322	558	1,236

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Dreyfus Technology Growth Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Dreyfus Technology Growth Fund - Class A	706	981	1,277	2,116
Dreyfus Technology Growth Fund - Class B	238	733	1,255	2,211
Dreyfus Technology Growth Fund - Class C	224	691	1,185	2,544
Dreyfus Technology Growth Fund - Class I	103	322	558	1,236

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

During the most recent fiscal year, the fund's portfolio turnover rate was

90.28% of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the fund invests in the stocks of growth companies of any size that The Dreyfus Corporation believes to be leading producers or beneficiaries of technological innovation. Up to 25% of the fund's assets may be invested in foreign securities. In choosing stocks, the fund looks for technology companies with the potential for strong earnings or revenue growth rates. The fund's investment process centers on a multidimensional approach that looks for opportunities across emerging growth, cyclical or stable growth companies.

Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Technology company risk. The technology sector has been among the most volatile sectors of the stock market. Because the fund's investments are concentrated in the technology sector, its performance will be significantly affected by developments in that sector. Technology companies, especially small-cap technology companies, involve greater risk because their revenue and/or earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of tech stocks than it does in other sectors.

Fund investments made in anticipation of future products and services may decline dramatically in value if the anticipated products or services are delayed or cancelled. The risks associated with technology companies are magnified in the case of small-cap technology companies. The shares of smaller technology companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the pricing of these securities and on the fund's ability to sell these securities.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles,

with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies,

which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

o Growth stock risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition,

growth stocks may lack the dividend yield that may cushion stock prices in market downturns.

o Foreign investment risk. Investments in foreign securities carry additional risks, including exposure to currency fluctuations, less liquidity, less developed or efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

o Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value, which could cause the fund's share price to fall.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at

www.dreyfus.com.

The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.

Year-by-Year Total Returns as of 12/31 each year (%) Class A

Best Quarter

Q4, 2001: 34.88%

Worst Quarter

Q3, 2001: -33.67%

The year-to-date total return of the fund's Class A shares as of 9/30/11 was

-14.43%.

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (as of 12/31/10)
Average Annual Total Returns Dreyfus Technology Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Dreyfus Technology Growth Fund - Class A	Class A returns before taxes	22.10%	5.06%	(2.23%)
Dreyfus Technology Growth Fund - Class A After Taxes on Distributions	Class A returns after taxes on distributions	22.10%	5.06%	(2.23%)
Dreyfus Technology Growth Fund - Class A After Taxes on Distributions and Sales	Class A returns after taxes on distributions and sale of fund shares	14.36%	4.36%	(1.87%)
Dreyfus Technology Growth Fund - Class B	Class B returns before taxes	24.29%	4.81%	(2.22%)
Dreyfus Technology Growth Fund - Class C	Class C returns before taxes	27.30%	5.34%	(2.55%)
Dreyfus Technology Growth Fund - Class I	Class I returns before taxes	29.95%	6.73%	(1.23%)
Morgan Stanley High Technology 35 Index	Morgan Stanley High Technology 35 Index reflects no deduction for fees, expenses or taxes	16.03%	5.75%	0.50%
Standard & Poor's 500 Composite Stock Price Index	Standard & Poor's 500 Composite Stock Price Index reflects no deduction for fees, expenses or taxes	15.08%	2.29%	1.42%